BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Eagle Ford
BUSINESS COMBINATIONS
Schedule of fair value of assets and liabilities as at the date of acquisition

The following table reflects the provisional fair value of the assets acquired and the liabilities assumed as the date of acquisition (in thousands):

Fair value of assets acquired:
Development and production assets	$179,662
Exploration and evaluation assets	43,642
Fair value of liabilities assumed:
Restoration provision	(7,435)
Trade and other payables	(80)
Net assets acquired	$215,789

Purchase price:
Total cash consideration paid	$215,789

Eagle Ford acquisition one
BUSINESS COMBINATIONS
Schedule of fair value of assets and liabilities as at the date of acquisition

The following table reflects the fair value of the assets acquired and the liabilities assumed as at the date of acquisition (in thousands):

Fair value of assets acquired:
Development and production assets	16,628
Fair value of liabilities assumed:
Restoration provision	(747)
Net assets acquired	$15,881

Purchase price:
Cash consideration	$15,881
Total consideration paid	$15,881

Eagle Ford acquisition two
BUSINESS COMBINATIONS
Schedule of fair value of assets and liabilities as at the date of acquisition

The following table reflects the fair value of the assets acquired and the liabilities as at the date of acquisition (in thousands):

Fair value of assets acquired:
Development and production assets	7,348
Fair value of liabilities assumed:
Restoration provision	(118)
Net assets acquired	$7,230

Purchase price:
Cash consideration	$7,230
Total consideration paid	$7,230